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                     [AIG SUNAMERICA ASSET MANAGEMENT LOGO]




May 4, 2004



EDGAR Postmaster, BDM: Postmaster



                     Re: SunAmerica Money Market Funds, Inc.
                         Securities Act File No. 2-85370
                         Post-Effective Amendment No. 31
                         -------------------------------


Ladies and Gentlemen:

I hereby represent that, with respect to the Prospectus and Statement of Additional Information of the above-referenced Fund, dated April 29, 2004, no changes were made from the Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 31 to the Fund's Registration Statement on Form N-1A, which was filed with the Commission on April 29, 2004. Please provide a Notice of Acceptance for receipt of this filing.


Very truly yours


/s/ Thomas Lynch
----------------
Thomas Lynch
Assistant General Counsel